Primary and secondary segments reporting - Secondary segments, narrative (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 19, 2024
Disclosure of operating segments [line items]
Impairment and reversal of impairment on financial assets, net		€ 12,596.0	€ 12,183.0	€ 12,260.0
Gross profit		58,670.0	58,380.0	54,251.0
Tax expense (income)	€ 635.0	4,723.0	4,844.0	3,880.0
Profit/(loss) attributable to non-controlling interests		1,399.0	1,170.0	1,107.0
Other adjustments
Disclosure of operating segments [line items]
Impairment and reversal of impairment on financial assets, net		(467.0)	(352.0)	(474.0)
Gross profit		0.0	335.0	224.0
Tax expense (income)		210.0	0.0	213.0
Profit/(loss) attributable to non-controlling interests		26.0	0.0	26.0
Other adjustments | Brazil
Disclosure of operating segments [line items]
Impairment and reversal of impairment on financial assets, net		467.0	352.0	(474.0)
Loan loss provisions, net of taxes and minority interest		231.0	174.0	235.0
Tax expense (income)				(213.0)
Profit/(loss) attributable to non-controlling interests				(26.0)
Other adjustments | Spain
Disclosure of operating segments [line items]
Gross profit			€ 335.0	€ 224.0
Caceis (Notes 3 and 12)
Disclosure of operating segments [line items]
Gains (losses) on noncurrent assets held for sale not classified as discontinued operations		€ 231.0
Proportion of ownership interest in associate, sold (in percentage)					30.50%